Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000006316 | Hermes International SCA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006316 | Spotify Technology SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006316 | DSV AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006316 | Moncler SpA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006316 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006316 | London Stock Exchange Group PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006316 | Liberty Media Corp.-Liberty Formula One---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006316 | Schneider Electric SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006316 | Adyen NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006316 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006316 | Germany
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006316 | Poland
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006316 | United States
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006316 | Italy
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006316 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006316 | Denmark
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006316 | Sweden
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006316 | Switzerland
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006316 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006316 | France
Holdings [Line Items]
Percent of Total Investments	27.20%
C000155977 | Hermes International SCA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.40%
C000155977 | Spotify Technology SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.40%
C000155977 | DSV AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.10%
C000155977 | Moncler SpA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.50%
C000155977 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000155977 | London Stock Exchange Group PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000155977 | Liberty Media Corp.-Liberty Formula One---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000155977 | Schneider Electric SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000155977 | Adyen NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000155977 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000155977 | Germany
Holdings [Line Items]
Percent of Total Investments	1.60%
C000155977 | Poland
Holdings [Line Items]
Percent of Total Investments	2.50%
C000155977 | United States
Holdings [Line Items]
Percent of Total Investments	6.70%
C000155977 | Italy
Holdings [Line Items]
Percent of Total Investments	7.50%
C000155977 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.70%
C000155977 | Denmark
Holdings [Line Items]
Percent of Total Investments	10.30%
C000155977 | Sweden
Holdings [Line Items]
Percent of Total Investments	10.60%
C000155977 | Switzerland
Holdings [Line Items]
Percent of Total Investments	11.40%
C000155977 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	14.50%
C000155977 | France
Holdings [Line Items]
Percent of Total Investments	27.20%
C000006319 | Hermes International SCA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006319 | Spotify Technology SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006319 | DSV AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006319 | Moncler SpA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006319 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006319 | London Stock Exchange Group PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006319 | Liberty Media Corp.-Liberty Formula One---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006319 | Schneider Electric SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006319 | Adyen NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006319 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006319 | Germany
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006319 | Poland
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006319 | United States
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006319 | Italy
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006319 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006319 | Denmark
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006319 | Sweden
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006319 | Switzerland
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006319 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006319 | France
Holdings [Line Items]
Percent of Total Investments	27.20%
C000006318 | Hermes International SCA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006318 | Spotify Technology SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006318 | DSV AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006318 | Moncler SpA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006318 | L'Oreal SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006318 | London Stock Exchange Group PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006318 | Liberty Media Corp.-Liberty Formula One---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006318 | Schneider Electric SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006318 | Adyen NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006318 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006318 | Germany
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006318 | Poland
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006318 | United States
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006318 | Italy
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006318 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.70%
C000006318 | Denmark
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006318 | Sweden
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006318 | Switzerland
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006318 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006318 | France
Holdings [Line Items]
Percent of Total Investments	27.20%